Commitments	12 Months Ended
Jun. 30, 2020
Disclosure of commitments [Abstract]
Commitments	Commitments
The Group has contractual commitments for services with third-parties related to its cloud services platform and data centers. These commitments are non-cancellable and expire within two to three years.
Additionally, the Group has capital purchase obligations for the construction or purchase of property and equipment.
The following table sets forth commitments for purchase obligations as of June 30, 2020 and 2019:

	Fiscal Year Ended June 30,
	2020	2019
	(U.S. $ in thousands)
Capital purchase obligations	$9,781	$—
Other contractual commitments	235,002	328,320
Total purchase obligation	$244,783	$328,320
Leasing activities are now in the scope of IFRS 16. Please refer to Note 12, “Leases” for details.
Maturities of purchase obligations as of June 30, 2020 were as follows:

	Capital purchase obligations	Other contractual commitments	Total
	(U.S. $ in thousands)
Fiscal Period:
Year ending 2021	$9,781	$90,972	$100,753
Years ending 2022 - 2023	—	144,030	144,030
Total commitments	$9,781	$235,002	$244,783